SIGNIFICANT TRANSACTIONS - Acquisition of E-Wings (Narrative) (Details) - Uklon - E-wings $ in Millions	Aug. 07, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 2
Identifiable assets acquired (liabilities assumed)	1
Goodwill resulting from acquisition	$ 1